Related Party Transactions - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Allowances for Expected Credit Losses [Abstract]
Balance at beginning of the year	$ (432)
(Provision) reversal	432	(432)
Total		$ (432)